SHARE-BASED PAYMENTS - Employee share purchase plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based payment transaction
Total share-based compensation	$ 30.2	$ 24.5
Employee share purchase plan
Share-based payment transaction
Maximum contribution of annual base salary of employees (as a percent)	10.00%
Employer contributions (as a percent)	50.00%
Total share-based compensation	$ 2.1	$ 2.1